Inventories (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Inventory [Line Items]
Percentage of total inventories on LIFO	66.00%	79.00%	78.00%
Excess of FIFO over LIFO	$ 286,961	$ 253,353	$ 251,060
(Decrease) increase in net income due to LIFO	$ (20,669)	$ (1,421)	$ 49,658
(Decrease) increase in net income per common share due to LIFO (in dollars per share)	$ (0.22)	$ (0.02)	$ 0.53
Valspar
Inventory [Line Items]
Percentage of total inventories on LIFO	40.00%